Spartan®

California Municipal
Money Market Fund

and

Fidelity ®

California Municipal
Money Market Fund

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies
Spartan California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Accountants	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.15%	12.68%	31.25%
California Tax-Free Money Market Funds Average	0.86%	11.51%	27.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.15%	2.42%	2.76%
California Tax-Free Money Market Funds Average	0.86%	2.20%	2.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan California Municipal Money Market Fund
Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02
Spartan California Municipal Money Market	0.88%	1.03%	1.08%	1.22%	1.11%

If Fidelity had not reimbursed certain fund expenses	0.80%	0.95%	1.00%	1.14%	1.03%

California Tax-Free Money Market Funds Average	0.60%	0.70%	0.82%	1.09%	0.84%

Spartan California Municipal Money Market - Tax-equivalent	1.49%	1.76%	1.83%	2.07%	1.91%

If Fidelity had not reimbursed certain fund expenses	1.35%	1.62%	1.70%	1.93%	1.78%

Portion of fund's income subject to state taxes	0.08%	0.08%	0.11%	0.07%	11.93%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan California Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended February 28, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. By the fourth quarter of 2002, the Fed intervened once again, lowering rates in November to support the economy. Faced with a struggling stock market and possible war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for California municipal money market securities?

A. California's economy remained relatively strong, but the impact of stock market declines was profound. Revenues from income and capital gains tax collections had been exceptionally healthy in the late '90s due to the heavy concentration of high-tech businesses within the state. In addition, capital gains revenues had been bolstered by profits posted in the portfolios of many high-net-worth individuals, many of whom were technology executives benefiting from the rapid rise in the value of stock options. With the bursting of the tech bubble, the state faced dramatic declines in revenues. The governor and legislators have struggled to agree on how to cut spending and avoid raising taxes. It is anticipated that the state will come to market with significant new debt this year to close the gap. While market participants remain confident in the resources and economy of California, most expect that the state government will be late in producing a budget for the upcoming fiscal year.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I looked to invest in securities that were backed by dependable revenue streams, insulated from the state's budget problems or guaranteed funding by the state due to legal requirements. I kept the fund's average maturity relatively short to be cautious, and to also prepare the fund to take advantage of yield opportunities that should arise as the record $10 billion of expected new issuance comes to market during the next several months. In addition, I invested the fund in out-of-state securities within the limits of the fund's investment policies in order to provide shareholders with higher tax-adjusted yields. In certain cases, yields on California obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to California state taxes. Although more of shareholders' income will be taxed than if I had exclusively purchased California obligations, shareholders may be able to retain more of the fund's dividend after taxes are taken into account.

Annual Report

Spartan California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.88%, compared to 1.10% 12 months ago. The latest yield was the equivalent of a 1.49% taxable rate of return for California investors in the 41.05% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2003, the fund's 12-month total return was 1.15%, compared to 0.86% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the possibility of further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. Questions about how quickly and smoothly the governor and legislature deal with the difficult budget situation color the outlook for California. As a result of both the larger-scale geopolitical and state-specific issues, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 457

Trading symbol: FSPXX

Start date: November 27, 1989

Size: as of February 28, 2003, more than $1.3 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	77.8	72.3	69.7
31 - 90	10.1	18.8	12.6
91 - 180	9.7	1.2	16.6
181 - 397	2.4	7.7	1.1
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Spartan California Municipal Money Market Fund	29 Days	45 Days	34 Days
California Tax-Free Money Market Funds Average*	32 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 60.1%	Variable Rate Demand Notes (VRDNs) 64.5%
Commercial Paper (including CP Mode) 11.7%	Commercial Paper (including CP Mode) 7.1%
Tender Bonds 6.1%	Tender Bonds 2.8%
Municipal Notes 14.1%	Municipal Notes 20.6%
Municipal Money Market Funds 7.6%	Municipal Money Market Funds 2.4%
Net Other Assets 0.4%	Net Other Assets 2.6%

*Source: iMoneyNet, Inc.

Annual Report

Spartan California Municipal Money Market Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 89.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 1.35%, LOC Union Bank of California, VRDN (a)(d)	$ 3,400	$ 3,400
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	9,900	9,900
Adelanto Pub. Util. Auth. Rev. (Util. Sys. Proj.) Series B, 1.05%, LOC Union Bank of California, VRDN (a)	4,100	4,100
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	3,120	3,120
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds Series B1, 1.8%, tender 3/13/03, LOC Bank of New York NA, LOC California Teachers Retirement Sys. (a)	34,000	34,000
Participating VRDN:
Series EGL 02 6017 Class A, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	6,200	6,200
Series MS 01 763, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	24,990	24,990
Series PT 729, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	5,000	5,000
Series PT 730, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	12,800	12,800
Series Putters 322, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,200	6,200
Series 2002 B4, 1.15%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,000	15,000
Series 2002 C15, 1.1%, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	16,800	16,800
Series 2002 C2, 1.15% (AMBAC Insured), VRDN (a)	32,500	32,500
Series 2002 C7, 1.05% (FSA Insured), VRDN (a)	34,000	34,000
Series 2002 C8, 1.05%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200	21,200
Series B5, 1.15%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	8,400	8,400
Series C16, 1.1%, LOC Bank of New York NA, VRDN (a)	19,000	19,000
California Gen. Oblig.:
Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)(f)	5,900	5,900
Participating VRDN:
Series FRRI 02 F14B, 1.33% (a)(e)	15,500	15,500
Series FRRI 02 F15J, 1.337% (a)(e)	34,400	34,400
Series SG 84, 1.11% (Liquidity Facility Societe Generale) (a)(e)	12,235	12,235
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 1389, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,185	$ 5,185
Series Putters 260, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,495	5,495
Series SG 85, 1.11% (Liquidity Facility Societe Generale) (a)(e)	10,500	10,500
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (a)	25,400	25,400
Series F, 1.3375% 6/20/03 (a)	50,100	50,100
RAN Series A, 2.5% 6/20/03	13,040	13,076
1.1% 3/18/03, CP	6,000	6,000
1.2% 4/8/03, CP	13,200	13,200
1.2% 4/16/03, CP	13,300	13,300
1.2% 5/23/03, CP	10,100	10,100
1.4% 4/1/03, CP	6,700	6,700
1.4% 4/10/03, CP	21,400	21,400
1.55% 3/12/03, CP	4,700	4,700
1.55% 3/13/03, CP	5,400	5,400
1.65% 4/10/03, CP	25,800	25,800
1.75% 3/13/03, CP	2,900	2,900
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	14,600	14,600
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series PT 640, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,650	1,650
Series PT 649A, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,380	4,380
Series PT 650, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,470	5,470
Series PT 651C, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,760	2,760
Series 2000 G, 1.3% (FSA Insured), VRDN (a)(d)	18,600	18,600
Series 2001 A, 1.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	5,000	5,000
Series 2001 J, 1.11% (FSA Insured), VRDN (a)(d)	2,300	2,300
Series F, 1.05% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(d)	7,300	7,300
Series Q, 1.05%, LOC KBC Bank NV, VRDN (a)(d)	9,605	9,605
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.15%, VRDN (a)(d)	$ 2,900	$ 2,900
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	20,000	20,089
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Oakmont Stockton Proj.) Series 1997 C, 1.15%, VRDN (a)(d)	5,960	5,960
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000	5,000
California Statewide Cmnty. Dev. Corp. Rev. (Supreme Truck Bodies of California Proj.) 1.15%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,000	2,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.3%, VRDN (a)(d)	12,100	12,100
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 1.1% 4/11/03, CP	4,300	4,300
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,300	6,300
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	8,800	8,800
Industry Urban Dev. Agcy. Participating VRDN Series Floaters 01 632X, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	9,953	9,953
Lassen Muni. Util. District Rev. Series 1996 A, 1.19% (FSA Insured), VRDN (a)(d)	3,935	3,935
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	29,300	29,429
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.05% (Liquidity Facility Societe Generale) (a)(e)	6,400	6,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,830	8,830
Los Angeles Dept. Arpts. Rev.:
Participating VRDN Series SG 61, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	6,655	6,655
Series 2003 A, 1.25%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,000	8,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN Series PT 1475, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,740	13,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.05% (Liquidity Facility Bank of New York NA) (a)(d)(e)	$ 10,600	$ 10,600
Series MS 00 349, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,660	2,660
Los Angeles Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1991 C, 1.09%, LOC Banco Santander Central Hispano SA, VRDN (a)	4,375	4,375
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	13,100	13,100
Los Angeles Unified School District:
Participating VRDN:
Series MS 01 629, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,400	5,400
Series MSTC 01 135, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,795	3,795
TRAN:
Series A, 3.25% 7/1/03	24,300	24,425
3% 7/1/03	5,000	5,021
Los Angeles Wastewtr. Sys. Rev.:
Bonds:
Series A, 1.35%, tender 12/5/03 (FGIC Insured) (a)	6,800	6,800
Series B, 1.35%, tender 12/5/03 (FGIC Insured) (a)	6,100	6,100
Participating VRDN Series SGA 26, 1.1% (Liquidity Facility Societe Generale) (a)(e)	6,970	6,970
1.05% 5/15/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	22,700	22,700
1.05% 7/11/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	11,700	11,700
1.1% 8/8/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	5,100	5,100
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,880	11,880
Series PA 546, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 837, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PA 978R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,395	3,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Milipitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	$ 15,000	$ 15,000
North Orange County Cmnty. College District Participating VRDN Series PT 1434, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,785	7,785
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,100	4,100
Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 A, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,000	3,000
Series MS 01 756, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	14,849	14,849
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.05% (Freddie Mac participation certificates Guaranteed), VRDN (a)	11,000	11,000
Pittsburg Multi-family Mtg. Rev. (Fountain Plaza Apt. Proj.) 1.1%, LOC Fannie Mae, VRDN (a)	6,800	6,800
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	10,700	10,700
Series PA 1053, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,100	5,100
Port of Oakland Port Rev. Series A, 1.5% 3/6/03, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (d)	1,300	1,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.11% (Liquidity Facility Societe Generale) (a)(e)	8,750	8,750
Riverside County Single Family Rev. Participating VRDN Series PT 1627, 1.11% (Liquidity Facility WestLB AG) (a)(d)(e)	3,545	3,545
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series RobIns 15, 1.08% (Liquidity Facility Bank of New York NA) (a)(e)	11,145	11,145
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series BA 02 M, 1.06% (Liquidity Facility Bank of America NA) (a)(e)	3,975	3,975
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,600	3,600
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 02 L18, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	11,200	11,200
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 1.1% (Liquidity Facility Societe Generale) (a)(e)	22,565	22,565
TRAN Series A, 3% 7/28/03	20,000	20,119
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.07% (Liquidity Facility Bank of America NA) (a)(e)	$ 8,000	$ 8,000
San Francisco City & County Swr. Rev. Participating VRDN Series MSDW 00 237, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	13,123	13,123
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series Floaters 588, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	3,300	3,300
Series Putters 158, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,900	8,900
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.1%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,450	5,450
Southern Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	14,740	14,740
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	10,490	10,490
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	20,000	20,000
Series MSDW 00 480, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,800	5,800
Series PA 529, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Vallejo Wtr. Rev. Series 2001 A, 1%, LOC KBC Bank NV, VRDN (a)	3,265	3,265
		1,190,074
Puerto Rico - 2.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PT 1245, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500	2,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series PA 114, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,735	6,735
Series ROC II R 4, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	3,430	3,430
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN: - continued
1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	$ 4,400	$ 4,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)(f)	8,075	8,075
Participating VRDN Series PA 771, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,015	5,015
		30,155
	Shares
Other - 7.6%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	101,069,100	101,069
TOTAL INVESTMENT PORTFOLIO - 99.6%		1,321,298
NET OTHER ASSETS - 0.4%		5,888
NET ASSETS - 100%		$ 1,327,186
Total Cost for Income Tax Purposes $ 1,321,298
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 9,900
California Gen. Oblig. Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	10/2/02	$ 5,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	3/21/02	$ 8,075
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 10,490
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,365,000 or 2.6% of net assets.

Income Tax Information

During the fiscal year ended February 28, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 18.51% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,321,298
Cash		307
Receivable for fund shares sold		2,930
Interest receivable		4,496
Receivable from investment adviser for expense reductions		116
Other receivables		41
Total assets		1,329,188

Liabilities
Payable for fund shares redeemed	$ 1,470
Distributions payable	55
Accrued management fee	472
Other payables and accrued expenses	5
Total liabilities		2,002

Net Assets		$ 1,327,186
Net Assets consist of:
Paid in capital		$ 1,326,983
Accumulated net realized gain (loss) on investments		203
Net Assets, for 1,326,979 shares outstanding		$ 1,327,186
Net Asset Value, offering price and redemption price per share ($1,327,186 ÷ 1,326,979 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 17,456
Expenses
Management fee	$ 5,155
Non-interested trustees' compensation	4
Total expenses before reductions	5,159
Expense reductions	(1,327)	3,832
Net investment income		13,624
Net Realized Gain (Loss) on investment securities		332
Net increase in net assets resulting from operations		$ 13,956

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,624	$ 20,250
Net realized gain (loss)	332	95
Increase (decrease) in net unrealized gain from accretion of discount	-	(2)
Net increase (decrease) in net assets resulting from operations	13,956	20,343
Distributions to shareholders from net investment income	(13,624)	(20,250)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	988,532	814,848
Reinvestment of distributions	12,898	19,357
Cost of shares redeemed	(735,144)	(809,110)
Net increase (decrease) in net assets and shares resulting from share transactions	266,286	25,095
Total increase (decrease) in net assets	266,618	25,188

Net Assets
Beginning of period	1,060,568	1,035,380
End of period	$ 1,327,186	$ 1,060,568

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.020	.033	.028	.028
Distributions from net investment income	(.011)	(.020)	(.033)	(.028)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.15%	1.98%	3.33%	2.79%	2.84%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%	.45%	.50%	.50%	.50%
Expenses net of all reductions	.32%	.41%	.49%	.49%	.49%
Net investment income	1.14%	1.95%	3.29%	2.75%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 1,327	$ 1,061	$ 1,035	$ 1,140	$ 1,229

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® CA Municipal Money Market	0.99%	12.10%	28.38%
California Tax-Free Money Market Funds Average	0.86%	11.51%	27.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	0.99%	2.31%	2.53%
California Tax-Free Money Market Funds Average	0.86%	2.20%	2.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity California Municipal Money Market Fund
Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02

California Municipal Money Market	0.70%	0.87%	0.94%	1.12%	0.95%

California Tax-Free Money Market Funds Average	0.60%	0.70%	0.82%	1.09%	0.84%

California Municipal Money Market Tax-equivalent	1.20%	1.48%	1.59%	1.92%	1.61%

Portion of fund's income subject to state taxes	0.03%	0.07%	0.12%	0.11%	10.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity California Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Fidelity California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended February 28, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. By the fourth quarter of 2002, the Fed felt compelled to intervene once again, lowering short-term rates in November in order to support the economy. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for California municipal money market securities?

A. California's economy remained relatively strong, but the impact of stock market declines was more profound than in most other states. Revenues from income and capital gains tax collections had been exceptionally healthy in the late '90s due to the heavy concentration of high-tech businesses within the state. In addition, capital gains revenues had been bolstered by the profits posted in the portfolios of many high-net-worth individuals, many of whom were technology executives benefiting from the rapid rise in the value of their stock options. With the bursting of the tech bubble, the state faced dramatic declines in revenues. So far, there has been no quick resolution to the budget shortfall. The governor and legislators have struggled to come to consensus on how to make spending cuts and avoid raising taxes. It is anticipated that the state will come to market with significant new debt this year to close the gap. While market participants remain confident in the resources and economy of California, most expect that the state government will be late in producing a budget for the upcoming fiscal year.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I preferred to invest in securities backed by dependable, recurring revenue streams, such as water and utility bonds. In addition, bonds insulated from the state's budget problems - including school district bonds - attracted me, as did those that were guaranteed funding by the state due to legal requirements and those that were less susceptible to budget cuts. To follow a cautious approach, I kept the fund's average maturity relatively short. I also did so because I wanted to prepare the fund to take advantage of the record levels of new issuance expected to come to market this year. The $10 billion of new supply expected during the next several months should push yields to higher, more attractive levels, which is why I wanted the fund positioned to capture these emerging investment opportunities.

Annual Report

Fidelity California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.68%, compared to 0.93% 12 months ago. The latest yield was the equivalent of a 1.17% taxable rate of return for California investors in the 41.05% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2003, the fund's 12-month total return was 0.99%, compared to 0.86% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the possibility of further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. Questions about how quickly and smoothly the governor and legislature deal with the difficult budget situation color the outlook for California. As a result of both the larger-scale geopolitical and state-specific issues, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 097

Trading symbol: FCFXX

Start date: July 7, 1984

Size: as of February 28, 2003, more than $2.6 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	77.6	69.3	73.3
31 - 90	10.3	19.9	8.5
91 - 180	10.1	1.9	16.6
181 - 397	2.0	8.9	1.6
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Fidelity California Municipal Money Market	29 Days	50 Days	34 Days
California Tax-Free Money Market Funds Average*	32 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 64.0%	Variable Rate Demand Notes (VRDNs) 62.3%
Commercial Paper (including CP Mode) 11.5%	Commercial Paper (including CP Mode) 8.3%
Tender Bonds 5.8%	Tender Bonds 2.3%
Municipal Notes 14.8%	Municipal Notes 23.6%
Municipal Money Market Funds 3.0%	Municipal Money Market Funds 2.0%
Net Other Assets 0.9%	Net Other Assets 1.5%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California Municipal Money Market Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 94.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev.:
(Crossing Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	$ 10,000	$ 10,000
(Vintage Chateau Proj.) Series A, 1.35%, LOC Union Bank of California, VRDN (a)(d)	7,300	7,300
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	19,065	19,065
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.05% (Freddie Mac participation certificates Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	5,950	5,950
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series PT 607, 1.14% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	8,760	8,760
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds Series B1, 1.8%, tender 3/13/03, LOC Bank of New York NA, LOC California Teachers Retirement Sys. (a)	66,000	66,000
Participating VRDN:
Series 01 776, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	16,495	16,495
Series EGL 02 6017 Class A, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	12,100	12,100
Series MS 01 763, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	25,000	25,000
Series PA 1099, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,995	13,995
Series PA 1101, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995	9,995
Series PT 729, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	9,995	9,995
Series PT 730, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	21,945	21,945
Series Putters 308, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 309, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,095	13,095
Series Putters 310, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 322, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	11,800	11,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 C15, 1.1%, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	$ 33,200	$ 33,200
Series 2002 C2, 1.15% (AMBAC Insured), VRDN (a)	67,500	67,500
Series 2002 C7, 1.05% (FSA Insured), VRDN (a)	66,000	66,000
Series 2002 C8, 1.05%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	51,800	51,800
Series C11, 1.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	6,400	6,400
California Edl. Facilities Auth. Rev. Participating VRDN Series PA 542, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,105	8,105
California Gen. Oblig.:
Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)(f)	12,100	12,100
Participating VRDN:
Series 01 777X, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	8,170	8,170
Series FRRI 02 F14B, 1.33% (a)(e)	30,200	30,200
Series FRRI 02 F15J, 1.337% (a)(e)	66,800	66,800
Series Merlots 00 A, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	17,500	17,500
Series MS 779, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	11,195	11,195
Series PA 315, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,370	1,370
Series PA 474, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 893R, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PT 1210, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 365, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,330	8,330
Series RF 01 1, 1.14% (Liquidity Facility Bank of New York NA) (a)(e)	10,625	10,625
Series SG 95, 1.11% (Liquidity Facility Societe Generale) (a)(e)	9,085	9,085
Series SGB 7, 1.05% (Liquidity Facility Societe Generale) (a)(e)	8,775	8,775
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (a)	51,000	51,000
Series F, 1.3375% 6/20/03 (a)	99,300	99,299
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
RAN Series A, 2.5% 6/20/03	$ 25,600	$ 25,672
1.1% 3/7/03, CP	2,500	2,500
1.1% 3/18/03, CP	11,500	11,500
1.2% 4/8/03, CP	26,200	26,200
1.2% 4/16/03, CP	26,200	26,200
1.2% 5/23/03, CP	19,900	19,900
1.4% 4/1/03, CP	13,300	13,300
1.4% 4/10/03, CP	42,900	42,900
1.4% 5/9/03, CP	7,700	7,700
1.55% 3/12/03, CP	9,300	9,300
1.55% 3/13/03, CP	10,600	10,600
1.65% 4/10/03, CP	51,300	51,300
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series BA 96 C1, 1.06% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,150	5,150
Series BA 96 C2, 1.06% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,075	4,075
Series PT 640, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,340	3,340
Series PT 649A, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,570	6,570
Series PT 649B, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,535	9,535
Series PT 651B, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	38,800	38,800
Series PT 651C, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,540	5,540
Series PT 68, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,060	1,060
Series 2000 G 1.3% (FSA Insured), VRDN (a)(d)	49,650	49,650
Series 2001 J, 1.11% (FSA Insured), VRDN (a)(d)	12,510	12,510
Series 2001 U, 1.11% (MBIA Insured), VRDN (a)(d)	22,820	22,820
Series 2002 B, 1.2% (FSA Insured), VRDN (a)(d)	24,455	24,455
Series Q, 1.05%, LOC KBC Bank NV, VRDN (a)(d)	19,200	19,200
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.15%, VRDN (a)(d)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 1.06% (Liquidity Facility Bank of America NA) (a)(e)	$ 6,210	$ 6,210
Series MSDW 00 210, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	1,300	1,300
Series MSTC 9052, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,990	8,990
Series PA 814R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,395	15,395
Series ROC II R160, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,200	4,200
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	40,000	40,178
California State Univ. Rev. & Colleges Series 2001 A, 1.05% 3/6/03, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	5,678	5,678
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.05%, LOC Bank of America NA, VRDN (a)(d)	5,400	5,400
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,350	3,350
(Grove Apts. Proj.) Series X, 1.1%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 1.2%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Series 2001 W2, 1.2%, LOC Bank of America NA, VRDN (a)(d)	29,038	29,038
Series 2001 W3, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(Northwood Apts. Proj.) Series N, 1.05%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
(Sunrise Fresno Proj.) Series B, 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,600	3,600
(Villa Paseo Proj.) 1.1%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.05%, LOC Fannie Mae, VRDN (a)(d)	11,440	11,440
California Statewide Cmnty. Dev. Auth. Rev. (JTF Enterprises LLC Proj.) Series 1996 A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	$ 1,775	$ 1,775
(Bro-Co. Gen. Partnership Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,720	2,720
(Evapco, Inc. Proj.) Series 1996 K, 1.15%, LOC Bank of America NA, VRDN (a)(d)	990	990
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,600	2,600
(Kennerly-Spratling Proj.) Series 1995 A, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,700	1,700
(Lansmont Corp. Proj.) Series 1996 G, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,670	1,670
(Lynwood Enterprises LLC Proj.) Series 1997 D, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,400	3,400
(Merrill Packaging Proj.) 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,195	1,195
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,000	2,000
(Pasco Scientific Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,705	1,705
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	860	860
(Rapelli of California, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,520	1,520
(Setton Properties, Inc. Proj.) Series 1995 E, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,335	1,335
California Veteran Affairs Home Purchase Rev. Participating VRDN Series MSTC 98 47, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	3,640	3,640
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.3%, VRDN (a)(d)	24,000	24,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,615	5,615
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,675	3,675
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.1%, LOC Bank of America NA, VRDN (a)(d)	2,200	2,200
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,180	4,180
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.1%, LOC Comerica Bank California, VRDN (a)(d)	$ 9,100	$ 9,100
Kern County Gen. Oblig. TRAN 2.5% 7/1/03	22,650	22,712
Lassen Muni. Util. District Rev. Series 1996 A, 1.19% (FSA Insured), VRDN (a)(d)	1,960	1,960
Livermore Multiple-family Mtg. Rev. (Portola Meadows Apts. Proj.) Series 1989 A, 1.05%, LOC Bank of America NA, VRDN (a)(d)	4,900	4,900
Long Beach Hbr. Rev. Participating VRDN:
Series FRRI A7, 1.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	9,900	9,900
Series MS 00 418, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)(e)	18,190	18,190
Series MS 01 547, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,345	7,345
Series SG 147, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	9,890	9,890
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metro. Lofts Aprts. Proj.) Series 2002 A, 1.1%, LOC Bank of America NA, VRDN (a)(d)	17,500	17,500
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	60,340	60,606
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.1%, LOC Freddie Mac participation certificates, VRDN (a)(d)	29,400	29,400
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.05% (Liquidity Facility Societe Generale) (a)(e)	12,575	12,575
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	16,000	16,000
Los Angeles Dept. Arpts. Rev.:
Participating VRDN Series SG 61, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	3,400	3,400
Series 2003 A, 1.25%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(d)	15,700	15,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	23,300	23,300
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.05% (Liquidity Facility Bank of New York NA) (a)(d)(e)	6,020	6,020
Series MS 00 349, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN: - continued
Series SG 59, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	$ 13,675	$ 13,675
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	26,000	26,000
Los Angeles Unified School District:
Participating VRDN:
Series MS 01 629, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	10,595	10,595
Series MS 01 631X, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,035	5,035
Series PT 1398, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,230	6,230
TRAN Series A, 3.25% 7/1/03	48,700	48,951
Los Angeles Wastewtr. Sys. Rev.:
Bonds:
Series A, 1.35%, tender 12/5/03 (FGIC Insured) (a)	13,200	13,200
Series B, 1.35%, tender 12/5/03 (FGIC Insured) (a)	11,900	11,900
1.05% 5/15/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	44,800	44,800
1.05% 7/11/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	13,300	13,300
1.1% 8/8/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	9,900	9,900
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,500	9,500
Series MSTC 01 113A, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,990	7,990
Series PA 546, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,000	14,000
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,530	8,530
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	4,050	4,050
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,205	5,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.1%, LOC Fannie Mae, VRDN (a)(d)	$ 5,000	$ 5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	18,980	18,980
Series PA 1053, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,970	9,970
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,975	7,975
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 1.1%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,275	3,275
(Oak Valley Proj.) Series 2001 D, 1.12%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
Sacramento County Single Family Mtg. Mtg. Rev. Participating VRDN Series PT 1628, 1.11% (Liquidity Facility WestLB AG) (a)(d)(e)	8,500	8,500
Sacramento Hsg. Auth. Multi-family (Atrium Court Aprts. Proj.) Series G, 1.05%, LOC Fannie Mae, VRDN (a)(d)	17,200	17,200
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (a)(d)	6,950	6,950
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,135	1,135
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.05% 5/1/03, CP	5,500	5,500
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 01 L2, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	2,950	2,950
Series FRRI 02 L18, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	21,775	21,775
Series FRRI 02 L19, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,975	9,975
Series PA 626, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,295	7,295
San Diego Unified School District TRAN Series A, 3% 7/28/03	40,000	40,238
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.07% (Liquidity Facility Bank of America NA) (a)(e)	2,075	2,075
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	$ 2,595	$ 2,595
San Jose Multi-family Hsg. Rev.:
(El Paseo Apts. Proj.) 1.12%, LOC Citibank NA, New York, VRDN (a)(d)	4,600	4,600
(Kennedy Apt. Homes Proj.) Series K, 1.05%, LOC Fannie Mae, VRDN (a)(d)	7,000	7,000
San Jose Redev. Agcy. Tax Allocation:
Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	6,995	6,995
Participating VRDN Series Floaters 588, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	6,435	6,435
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,205	2,205
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.15%, LOC Bank of America NA, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.1%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,650	1,650
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	12,500	12,500
Southern Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	61,935	61,935
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	20,595	20,595
Univ. of California Revs. Participating VRDN:
Series 01 762, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	7,843	7,843
Series Merlots 97 G, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,430	13,430
Series MS 00 479, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series MSDW 00 480, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	$ 1,940	$ 1,940
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,900	5,900
		2,470,500
Puerto Rico - 2.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PA 659, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,535	8,535
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series MSTC 7005, 1.06% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,045	12,045
Series PA 783, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,400	3,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 1044, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,745	18,745
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,995	6,995
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PT 1616, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,990	4,990
		54,710
	Shares
Other - 3.0%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	78,036,900	78,037
TOTAL INVESTMENT PORTFOLIO - 99.1%		2,603,247
NET OTHER ASSETS - 0.9%		23,105
NET ASSETS - 100%		$ 2,626,352
Total Cost for Income Tax Purposes $ 2,603,247
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 19,065
California Gen. Oblig. Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/30/02	$ 12,100
San Jose Redev. Agcy. Tax Allocation Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 6,995
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 20,595
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,755,000 or 2.2% of net assets.

Income Tax Information

During the fiscal year ended February 28, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 33.84% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 2,603,247
Cash		8,970
Receivable for fund shares sold		26,986
Interest receivable		8,817
Other receivables		39
Total assets		2,648,059

Liabilities
Payable for fund shares redeemed	$ 20,477
Distributions payable	51
Accrued management fee	826
Other payables and accrued expenses	353
Total liabilities		21,707

Net Assets		$ 2,626,352
Net Assets consist of:
Paid in capital		$ 2,625,892
Accumulated net realized gain (loss) on investments		460
Net Assets, for 2,625,789 shares outstanding		$ 2,626,352
Net Asset Value, offering price and redemption price per share ($2,626,352 ÷ 2,625,789 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 35,186
Expenses
Management fee	$ 9,118
Transfer agent fees	2,920
Accounting fees and expenses	239
Non-interested trustees' compensation	9
Custodian fees and expenses	37
Registration fees	97
Audit	50
Legal	8
Miscellaneous	7
Total expenses before reductions	12,485
Expense reductions	(765)	11,720
Net investment income		23,466
Net Realized Gain (Loss) on investment securities		461
Net increase in net assets resulting from operations		$ 23,927

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,466	$ 41,108
Net realized gain (loss)	461	283
Net increase (decrease) in net assets resulting from operations	23,927	41,391
Distributions to shareholders from net investment income	(23,466)	(41,108)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,507,463	6,440,881
Reinvestment of distributions	23,145	40,647
Cost of shares redeemed	(6,143,549)	(6,429,023)
Net increase (decrease) in net assets and shares resulting from share transactions	387,059	52,505
Total increase (decrease) in net assets	387,520	52,788

Net Assets
Beginning of period	2,238,832	2,186,044
End of period	$ 2,626,352	$ 2,238,832

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 C	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.019	.032	.027	.027
Distributions from net investment income	(.010)	(.019)	(.032)	(.027)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.99%	1.89%	3.29%	2.69%	2.71%
Ratios to Average Net Assets B
Expenses before expense reductions	.52%	.52%	.53%	.56%	.59%
Expenses net of voluntary waivers, if any	.52%	.52%	.53%	.56%	.59%
Expenses net of all reductions	.49%	.48%	.52%	.56%	.59%
Net investment income	.98%	1.86%	3.24%	2.67%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 2,626	$ 2,239	$ 2,186	$ 1,847	$ 1,354

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan California Municipal Money Market Fund	$ 896
Fidelity California Municipal Money Market Fund	$ 1,181

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan California Municipal Money Market Fund	.35%	$ 960

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity California Municipal Money Market Fund	$ 37	$ 728

In addition, through an arrangement with Spartan California Municipal Money Market Fund's custodian and transfer agent, $367 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of Fidelity California Municipal Trust II) at February 28, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 4, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of California Municipal Money Market (2001) and Spartan California Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (46)

Year of Election or Appointment: 2001

Vice President of California Municipal Money Market, Spartan California Municipal Money Market, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and Spartan California Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of California Municipal Money Market (1986) and Spartan California Municipal Money Market (1989). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Money Market Fund voted to pay on April 7, 2003, to shareholders of record at the opening of business on April 4, 2003, a distribution of $.0001 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CMS-ANN-0403 342595
1.700925.106